Segment Information - Schedule of Revenue by Market (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 48,440,725	$ 29,797,282
KSA [Member[
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		15,237,113	8,666,652
UAE [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		9,805,862	5,679,127
Egypt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		6,699,317	5,089,050
Kuwait [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		4,545,952	3,079,107
Qatar [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		3,171,173	1,679,568
Lebanon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		2,211,341	1,404,887
Jordan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		981,543	559,921
Morocco [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		310,336	352,928
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	[1]	$ 5,478,088	$ 3,286,042

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.